Document and Entity Information	Apr. 18, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Zai Lab Ltd
Amendment Flag	true
Entity Central Index Key	0001704292
Document Type	8-K/A
Document Period End Date	Apr. 18, 2022
Entity Incorporation State Country Code	E9
Entity File Number	001-38205
Entity Tax Identification Number	98-1144595
Entity Address, Address Line One	4560 Jinke Road
Entity Address, Address Line Two	Bldg. 1
Entity Address, Address Line Three	Fourth Floor, Pudong
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201210
City Area Code	86 21
Local Phone Number	6163 2588
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K/A amends the Current Report on Form 8-K dated April 18, 2022 (the “Form 8-K”) by adding Exhibit 16.1 as an exhibit thereto. For purposes of convenience, the entire text of the Form 8-K is provided below, other than providing that the letter from the auditor is being filed as an exhibit to this Current Report on Form 8-K/A.
Adr [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	American Depositary Shares, each representing 10 Ordinary Shares, par value $0.000006 per share
Trading Symbol	ZLAB
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Security Exchange Name	CHX
Security 12b Title	Ordinary Shares, par value $0.000006 per share*
Trading Symbol	9688
M 0 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	MIAX